DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments
	Notional amount		Fair value
	December 31,		December 31,
	2015	2014	2015	2014
Level 2:
Option contracts to hedge payroll expenses	$110,000	$102,450	$(566)	$(4,133)
Option contracts to hedge facilities expenses	5,018	5,837	1	19

	$115,018	$108,287	$(565)	$(4,114)

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2015	2014
Derivative assets:
Foreign exchange option contracts	Other receivables and prepaid expenses	$1	$19

Derivative liabilities:
Foreign exchange option contracts	Accrued expenses and other liabilities	$(566)	$(4,133)

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2015	2014	2013
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$954	$6,770	$(5,296)
Foreign exchange forward contracts	-	-	4,311

	$954	$6,770	$(985)

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		Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
		Year ended December 31,
	Statements of income line item	2015	2014	2013
Option contracts	Cost of revenues, operating expenses and discontinued operations	$4,010	$1,552	$(6,491)
Forward contracts	Financial income	-	-	4,310

		$4,010	$1,552	$(2,181)